Transactions and Balances with Related Parties (Details 2) ₪ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪) Managers	Dec. 31, 2016 ILS (₪) Managers	Dec. 31, 2015 ILS (₪) Managers
Transactions and Balances with Related Parties [Abstract]
Salary and other short-term benefits	₪ 4,119	₪ 3,917	₪ 2,545
Share-based payments	1,051	2,147	500
Total benefits	₪ 5,170	₪ 6,064	₪ 3,045
Number of key managers | Managers	6	6	5